Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)

The Company recorded the below income tax expense (benefit) attributable to income from continuing operations for the year ending December 31, 2024 and December 31, 2023 as follows:

	December 31,
	2024	2023
	(In thousands, except percentages)
Current
Federal	$(7)	$-
State	21	-
Foreign	(34)	-
	(20)	-
Deferred
Federal	-	-
State	-	-
Foreign	-	-
	-	-
Total income tax expense	$(20)	$-

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the provision computed at the federal statutory rate to the Company’s provision (benefit) for income taxes as follows:

	December 31,
	2024		2023
	(In thousands, except percentages)
Tax at federal statutory rate	$(15,432)	(21.0)%	$(28,354)	(21.0)%
State, net of federal benefit	12,779	17.4%	(6,507)	(4.8)%
Stock based compensation	3,327	3.8%	967	0.7%
Fair value adjustments	(7,593)	(9.6)%	(3,555)	(2.4)%
Research and development credits	—	—%	(1,121)	(0.8)%
Section 382 Limitation	14,583	19.8%
Other	(745)	(1.0)%	675	0.2%
Change in valuation allowance	(6,939)	(9.4)%	37,895	28.1%
Total provision for income taxes	$(20)	—%	$—	—%

Schedule of Components of Deferred Tax Assets and Liabilities

	December 31,
	2024	2023
	(In thousands)
Deferred tax assets
Net operating loss carryforwards	$81,649	$91,668
Research and development tax credits	5,086	12,087
Stock based compensation	5,866	6,162
Lease liability	2,632	3,098
Section 174 research and development capitalization	10,691	11,641
Interest expense	7,157	3,063
Other timing differences	8,754	1,408
Total deferred tax assets	$121,835	$129,127
Valuation allowance	$(118,783)	$(125,722)
Net deferred tax assets	$3,052	$3,405

Deferred tax liabilities
Fixed assets and intangibles	$(299)	$(364)
Right of use assets	$(2,753)	$(3,041)
Total deferred tax liabilities	$(3,052)	$(3,405)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	December 31,
	2024	2023
	(In thousands)
Balance at beginning of year	$6,060	$4,750
Additions based on tax positions related to the current year	(3,301)	1,310
Balance at end of year	$2,759	$6,060